Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net income (loss)	$ (696)	$ 61,955
Adjustments for:
Depreciation of property and equipment	14,448	8,483
Amortization of intangible assets	121,975	93,009
Amortization of contract assets	1,618	1,941
Share-based payments	134,609	139,103
Net finance cost	112,051	9,147
Gain on foreign currency exchange	(10,101)	(15,752)
Income tax expense	15,643	25,582
Fair value remeasurement of investment	974	0
Loss on disposal	1,154	175
Changes in non-cash working capital items	(12,414)	(10,881)
Interest paid	(92,319)	(23,370)
Interest received	12,727	10,753
Income taxes paid - net	(36,664)	(32,482)
Cash flow from operating activities	263,005	267,663
Cash flow used in investing activities
Business acquisitions, net of cash acquired	(1,379,778)	0
Payment of acquisition-related contingent consideration	0	(2,012)
Acquisition of property and equipment	(10,200)	(13,744)
Disposal (acquisition) of other non-current assets	(32,225)	466
Issuance of loan receivable	(6,905)	0
Net decrease in advances to third parties	245	2,059
Cash flow used in investing activities	(1,494,061)	(50,235)
Cash flow from (used in) financing activities
Shares repurchased and cancelled	(56,042)	(166,609)
Transaction costs from issuance of shares	0	(903)
Proceeds from exercise of stock options	8,167	2,072
Repayment of loans and borrowings	(127,840)	(5,120)
Proceeds from loans and borrowings	898,548	0
Financing fees related to loans and borrowings	(39,438)	0
Payment of lease liabilities	(5,711)	(3,727)
Dividend paid to shareholders	(27,923)	0
Purchase of non-controlling interest	0	(39,751)
Dividend paid by subsidiary to non-controlling interest	0	(260)
Cash flow from financing activities	649,761	(214,298)
Effect of movements in exchange rates on cash	44	(20)
Net increase (decrease) in cash and cash equivalents	(581,251)	3,110
Cash and cash equivalents – Beginning of Year	751,686	748,576
Cash and cash equivalents – End of Year	170,435	751,686
Intangible assets
Cash flow used in investing activities
Acquisition of intangible assets and residual commission	(44,880)	(34,578)
Distributor commission buyouts
Cash flow used in investing activities
Acquisition of intangible assets and residual commission	$ (20,318)	$ (2,426)